Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
5. Secured Term Loan Facilities and Revolving Credit Facilities

The following table shows the breakdown of all secured term loan facilities, revolving credit facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2023 and June 30, 2024:

	December 31, 2023	June 30, 2024
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$123,024	$120,815
Less: current portion of deferred financing costs	(2,697)	(2,365)
Current portion of secured term loan facilities and revolving credit facilities, net of deferred financing costs	$120,327	$118,450
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$646,131	$582,139
Amount due to related parties*	41,342	38,088
Less: non-current portion of deferred financing costs	(4,156)	(3,026)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$683,317	$617,201
*Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a         financial institution) that we are required to consolidate as a variable interest entity under U.S. GAAP into our financial statements.